OTHER PAYABLES - Related Party (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Other Payables [Line Items]
Total	$ 299,464	¥ 2,086,665	¥ 2,246,410
Related Party [Member]
Other Payables [Line Items]
Expenses paid by the major shareholders	519,260	3,618,202	2,029,908
Due to family member of the owner of BHD	28,703	200,000	0
Due to management staff for costs incurred on behalf of the Company	37,719	262,826	260,965
Total	$ 585,682	¥ 4,081,028	¥ 2,290,873